UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2017

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Active Bond Fund

Touchstone Focused Fund

Touchstone Large Cap Core Equity Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

This report identifies the Funds' investments on June 30, 2017. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2017

The illustrations below provide each Fund’s credit quality or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	53.9%
AA/Aa	1.7
A/A	8.7
BBB/Baa	22.8
BB/Ba	5.2
B/B	2.8
CCC	0.9
Not Rated	2.2
Cash Equivalents	1.8
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	24.0%
Consumer Discretionary	17.0
Financials	15.2
Health Care	14.1
Industrials	10.7
Consumer Staples	5.5
Energy	5.3
Real Estate	4.0
Telecommunication Services	2.4
Materials	1.7
Short-Term Investment Funds	1.9
Other Assets/Liabilities (Net)	(1.8)
Total	100.0%

Touchstone Large Cap Core Equity Fund
Sector Allocation**	(% of Net Assets)
Financials	24.2%
Consumer Discretionary	20.8
Industrials	16.5
Information Technology	14.9
Health Care	9.0
Consumer Staples	6.2
Materials	3.7
Energy	2.2
Telecommunication Services	1.5
Short-Term Investment Fund	1.1
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds
Equity Funds	76.1%
Fixed Income Funds	22.0
Short-Term Investment Funds	9.1
Other Assets/Liabilities (Net)	(7.2)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Conservative ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds
Fixed Income Funds	60.6%
Equity Funds	37.8
Short-Term Investment Funds	14.0
Other Assets/Liabilities (Net)	(12.4)
Total	100.0%

Touchstone Moderate ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds
Equity Funds	58.0%
Fixed Income Funds	39.2
Short-Term Investment Funds	13.0
Other Assets/Liabilities (Net)	(10.2)
Total	100.0%

4

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 42.6%
$504,000	U.S. Treasury Bond, 2.250%, 8/15/46	$443,717
395,000	U.S. Treasury Bond, 2.500%, 2/15/46	367,658
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	65,948
9,935,000	U.S. Treasury Inflation Indexed Bonds, 0.375%, 1/15/27	9,876,300
1,020,000	U.S. Treasury Note, 1.125%, 2/28/19	1,016,135
46,000	U.S. Treasury Note, 1.125%, 2/28/21	45,066
1,500,000	U.S. Treasury Note, 1.250%, 3/31/21	1,475,157
6,500,000	U.S. Treasury Note, 2.000%, 12/31/21	6,546,976
4,095,000	U.S. Treasury Note, 2.000%, 11/15/26	3,992,944
818,000	U.S. Treasury Note, 2.375%, 5/15/27	823,176
	Total U.S. Treasury Obligations	$24,653,077

	Corporate Bonds — 38.2%

	Financials — 8.6%
22,000	Aircastle Ltd. (Bermuda), 5.500%, 2/15/22	23,980
37,000	Ally Financial, Inc., 5.750%, 11/20/25†	38,942
134,000	Ally Financial, Inc., 8.000%, 11/1/31	163,815
300,000	Bank of America Corp., 6.100%(A)(B)	325,905
245,000	Bank of America Corp. MTN, 4.000%, 1/22/25	249,267
200,000	Barclays PLC (United Kingdom), 3.250%, 1/12/21	203,394
265,000	Capital One NA, 1.650%, 2/5/18	264,892
164,000	Chubb INA Holdings, Inc., 4.350%, 11/3/45	179,827
320,000	Citigroup, Inc., 2.632%, 9/1/23(A)	325,942
125,000	Citigroup, Inc., 3.300%, 4/27/25	125,037
84,000	Citigroup, Inc., 4.750%, 5/18/46	88,174
17,000	Credit Acceptance Corp., 6.125%, 2/15/21	17,425
250,000	Credit Suisse Group Funding Guernsey Ltd. (Guernsey), 2.750%, 3/26/20	251,966
13,000	CyrusOne LP / CyrusOne Finance Corp., 144a, 5.000%, 3/15/24	13,390
4,000	CyrusOne LP / CyrusOne Finance Corp., 144a, 5.375%, 3/15/27	4,165
9,000	Dana Financing Luxembourg Sarl (Luxembourg), 144a, 5.750%, 4/15/25	9,315
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	178,636
15,000	FirstCash, Inc., 144a, 5.375%, 6/1/24	15,656
130,000	General Electric Co. MTN, 4.650%, 10/17/21	143,203
223,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	227,218
110,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28(A)	110,437
115,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	126,046
86,000	Goldman Sachs Group, Inc. (The), 5.375%(B)	90,369
250,000	Huntington National Bank (The), 2.200%, 11/6/18	250,691
145,000	JPMorgan Chase & Co., 3.250%, 9/23/22	148,599
300,000	JPMorgan Chase & Co., 5.150%(A)(B)	308,850
61,000	Mid-America Apartments LP, 3.750%, 6/15/24	62,524
208,000	Moody's Corp., 2.750%, 12/15/21	209,746
170,000	Morgan Stanley, 3.950%, 4/23/27	171,533
24,000	Navient Corp., 5.000%, 10/26/20	24,900
44,000	OneMain Financial Holdings LLC, 144a, 7.250%, 12/15/21	46,343
160,000	PNC Bank NA, 2.700%, 11/1/22	160,043
165,000	Prudential Financial, Inc., 5.625%, 6/15/43(A)	181,294
43,000	Quicken Loans, Inc., 144a, 5.750%, 5/1/25	44,398
8,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875%, 6/1/23	8,060
225,000	State Street Corp., 2.246%, 6/15/47(A)	207,141
		5,001,123

	Consumer Discretionary — 6.3%
10,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.250%, 5/15/24	9,937
16,000	ACCO Brands Corp., 144a, 5.250%, 12/15/24	16,620
29,000	AMC Entertainment Holdings, Inc., 144a, 5.875%, 11/15/26	30,269
7,000	AMC Networks, Inc., 4.750%, 12/15/22	7,223
9,000	American Builders & Contractors Supply Co., Inc., 144a, 5.750%, 12/15/23	9,517
146,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	164,782
230,000	AutoNation, Inc., 5.500%, 2/1/20	246,899
5,000	AV Homes, Inc., 144a, 6.625%, 5/15/22	5,156
17,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.500%, 4/1/23†	16,894
9,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.125%, 6/1/22	8,910
36,000	Belo Corp., 7.250%, 9/15/27	39,060
21,000	Cable One, Inc., 144a, 5.750%, 6/15/22	22,076
28,000	CalAtlantic Group, Inc., 5.375%, 10/1/22	30,170
5,000	Cardtronics, Inc., 5.125%, 8/1/22	5,075
15,000	Cardtronics, Inc. / Cardtronics USA, 144a, 5.500%, 5/1/25	15,450
215,000	CBS Corp., 4.900%, 8/15/44	225,796
37,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	37,832
4,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 144a, 5.375%, 4/15/27	4,220

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.2% (Continued)

	Consumer Discretionary — (Continued)
$11,000	Century Communities, Inc., 144a, 5.875%, 7/15/25	$10,945
22,000	Cimpress NV (Netherlands), 144a, 7.000%, 4/1/22	22,770
190,000	Comcast Corp., 2.850%, 1/15/23	192,781
210,000	Delphi Automotive PLC (Jersey), 3.150%, 11/19/20	214,523
43,000	DISH DBS Corp., 5.875%, 7/15/22	46,225
221,000	Dollar General Corp., 3.875%, 4/15/27	226,318
16,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	16,480
80,000	Ford Motor Co., 4.750%, 1/15/43	77,222
205,000	Forest Laboratories LLC, 144a, 5.000%, 12/15/21	223,820
10,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	10,875
15,000	GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	16,384
41,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	41,615
10,000	Hertz Corp. (The), 6.750%, 4/15/19†	10,000
9,000	Hertz Corp. (The), 144a, 7.625%, 6/1/22	8,978
150,000	Home Depot, Inc. (The), 5.950%, 4/1/41	198,324
292,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 2/11/23	298,073
18,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 2/15/22	19,665
9,000	JC Penney Corp., Inc., 144a, 5.875%, 7/1/23	8,932
199,000	Lear Corp., 5.375%, 3/15/24	211,375
17,000	Lennar Corp., 4.875%, 12/15/23	18,073
19,000	LKQ Corp., 4.750%, 5/15/23	19,380
28,000	LSC Communications, Inc., 144a, 8.750%, 10/15/23	29,225
21,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	20,948
24,000	Men's Wearhouse, Inc. (The), 7.000%, 7/1/22	21,000
160,000	Mylan NV (Netherlands), 3.000%, 12/15/18	162,160
23,000	NCL Corp. Ltd. (Bermuda), 144a, 4.750%, 12/15/21	23,874
8,000	Netflix, Inc., 5.750%, 3/1/24	8,730
26,000	Netflix, Inc., 5.875%, 2/15/25	28,795
9,000	New Home Co., Inc. (The), 144a, 7.250%, 4/1/22	9,315
103,000	Newell Brands, Inc., 4.200%, 4/1/26	109,364
24,000	PulteGroup, Inc., 5.500%, 3/1/26	25,560
43,000	Quad/Graphics, Inc., 7.000%, 5/1/22	43,788
40,000	ServiceMaster Co. LLC (The), 144a, 5.125%, 11/15/24	41,400
204,000	Shire Acquisitions Investments Ireland DAC (Ireland), 2.400%, 9/23/21	201,621
9,000	Sirius XM Radio, Inc., 144a, 5.375%, 4/15/25	9,304
3,000	Sonic Automotive, Inc., 5.000%, 5/15/23	2,857
9,000	Sonic Automotive, Inc., 144a, 6.125%, 3/15/27	8,955
11,000	TEGNA, Inc., 144a, 4.875%, 9/15/21	11,302
3,000	TEGNA, Inc., 144a, 5.500%, 9/15/24	3,090
21,000	Tenneco, Inc., 5.000%, 7/15/26	21,236
30,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	31,125
18,000	United Rentals North America, Inc., 4.625%, 7/15/23	18,688
5,000	United Rentals North America, Inc., 5.875%, 9/15/26	5,325
7,000	William Lyon Homes, Inc., 5.875%, 1/31/25	7,210
11,000	ZF North America Capital, Inc., 144a, 4.500%, 4/29/22	11,550
		3,645,066

	Energy — 5.3%
158,000	Anadarko Petroleum Corp., 5.550%, 3/15/26†	176,566
16,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, 4/1/21	15,600
276,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	273,814
122,000	Canadian Natural Resources Ltd. (Canada), 3.850%, 6/1/27	121,012
6,000	Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	6,135
198,000	Cimarex Energy Co., 3.900%, 5/15/27	199,084
15,000	Continental Resources, Inc., 4.500%, 4/15/23	14,325
12,000	Delek Logistics Partners LP, 144a, 6.750%, 5/15/25	12,120
141,000	EOG Resources, Inc., 3.900%, 4/1/35	136,744
10,000	Exterran Energy Solutions LP / EES Finance Corp., 144a, 8.125%, 5/1/25	10,200
22,000	FTS International, Inc., 144a, 8.746%, 6/15/20(A)	22,055
39,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	38,220
40,000	Gulfport Energy Corp., 144a, 6.375%, 5/15/25	39,400
11,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	10,368
8,000	Holly Energy Partners LP / Holly Energy Finance Corp., 144a, 6.000%, 8/1/24	8,320
23,000	HollyFrontier Corp., 5.875%, 4/1/26	24,373
158,000	Kinder Morgan Energy Partners LP, 3.500%, 9/1/23	159,308
205,000	Marathon Oil Corp., 2.800%, 11/1/22	196,544
198,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	211,860
5,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	5,200

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.2% (Continued)

	Energy — (Continued)
$16,000	NuStar Logistics LP, 6.750%, 2/1/21	$17,440
23,000	PDC Energy, Inc., 144a, 6.125%, 9/15/24	23,345
10,000	Peabody Energy Corp., 144a, 6.000%, 3/31/22	9,925
18,000	Peabody Energy Corp., 144a, 6.375%, 3/31/25	17,730
135,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	131,224
70,000	Petroleos Mexicanos (Mexico), 144a, 5.375%, 3/13/22	73,692
18,000	Precision Drilling Corp. (Canada), 5.250%, 11/15/24	15,705
3,000	Precision Drilling Corp. (Canada), 144a, 7.750%, 12/15/23	2,985
24,000	QEP Resources, Inc., 5.375%, 10/1/22	23,100
116,000	Rockies Express Pipeline LLC, 144a, 6.875%, 4/15/40	126,440
190,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	202,250
11,000	SemGroup Corp., 144a, 6.375%, 3/15/25	10,642
17,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	16,362
57,000	SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 11/15/23	54,150
11,000	SESI LLC, 7.125%, 12/15/21	10,478
210,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	207,425
31,000	Southwestern Energy Co., 6.700%, 1/23/25	30,302
16,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	16,080
22,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	22,275
44,650	Transocean Phoenix 2 Ltd. (Cayman Islands), 144a, 7.750%, 10/15/24	47,441
6,000	Ultra Resources, Inc., 144a, 6.875%, 4/15/22	5,955
16,000	Ultra Resources, Inc., 144a, 7.125%, 4/15/25	15,780
39,000	Unit Corp., 6.625%, 5/15/21	37,342
25,000	Weatherford International Ltd (Bermuda), 6.500%, 8/1/36	21,250
234,000	Williams Cos., Inc. (The), 3.700%, 1/15/23	230,490
		3,051,056

	Health Care — 3.7%
198,000	Abbott Laboratories, 3.750%, 11/30/26	202,121
174,000	AbbVie, Inc., 4.450%, 5/14/46	179,602
11,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	11,378
90,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	93,091
185,000	Catholic Health Initiatives, 4.200%, 8/1/23	187,834
142,000	Celgene Corp., 5.000%, 8/15/45	159,892
28,000	Centene Corp., 6.125%, 2/15/24	30,273
20,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/23	20,647
25,000	Envision Healthcare Corp., 5.625%, 7/15/22	25,906
8,000	Envision Healthcare Corp., 144a, 5.125%, 7/1/22	8,210
21,000	Envision Healthcare Corp., 144a, 6.250%, 12/1/24	22,418
160,000	Express Scripts Holding Co., 3.300%, 2/25/21	164,785
4,000	HCA, Inc., 5.375%, 2/1/25	4,219
36,000	HCA, Inc., 5.875%, 5/1/23	39,195
28,000	HCA, Inc., 5.875%, 2/15/26	30,240
47,000	HealthSouth Corp., 5.750%, 11/1/24	48,234
14,000	Kindred Healthcare, Inc., 8.000%, 1/15/20	14,700
44,000	Mallinckrodt International Finance SA (Luxembourg), 4.750%, 4/15/23†	37,510
142,000	Ochsner Clinic Foundation, 5.897%, 5/15/45	176,407
45,000	Select Medical Corp., 6.375%, 6/1/21	46,238
10,000	Teleflex, Inc., 4.875%, 6/1/26	10,225
38,000	Tenet Healthcare Corp., 4.750%, 6/1/20	39,330
13,000	Tenet Healthcare Corp., 144a, 7.500%, 1/1/22	14,102
88,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 2.200%, 7/21/21	86,386
190,000	Teva Pharmaceutical Finance Netherlands III BV (Netherlands), 3.150%, 10/1/26†	180,439
12,000	THC Escrow Corp. III, 144a, 5.125%, 5/1/25	12,045
25,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	25,406
39,000	Valeant Pharmaceuticals International, 144a, 6.375%, 10/15/20	37,781
20,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.125%, 4/15/25	16,925
140,000	Zimmer Biomet Holdings, Inc., 3.150%, 4/1/22	142,133
60,000	Zimmer Biomet Holdings, Inc., 3.375%, 11/30/21	61,507
		2,129,179

	Industrials — 3.3%
57,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	58,501
4,000	Allegion PLC (Ireland), 5.875%, 9/15/23	4,290

7

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.2% (Continued)

	Industrials — (Continued)
$17,000	Amsted Industries, Inc., 144a, 5.375%, 9/15/24	$17,595
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	334,634
2,000	Clean Harbors, Inc., 5.125%, 6/1/21	2,042
19,000	Cott Holdings, Inc., 144a, 5.500%, 4/1/25	19,380
16,000	Eagle Materials, Inc., 4.500%, 8/1/26	16,360
175,000	FedEx Corp., 5.100%, 1/15/44	196,393
7,000	Huntington Ingalls Industries, Inc., 144a, 5.000%, 11/15/25	7,516
24,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	25,170
25,000	KLX, Inc., 144a, 5.875%, 12/1/22	26,250
25,000	Louisiana-Pacific Corp., 4.875%, 9/15/24	25,531
146,000	Martin Marietta Materials, Inc., 1.822%, 5/22/20(A)	146,407
170,000	Medtronic Global Holdings SCA (Luxembourg), 3.350%, 4/1/27	173,310
2,000	Moog, Inc., 144a, 5.250%, 12/1/22	2,080
13,000	Orbital ATK, Inc., 5.250%, 10/1/21	13,422
4,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	4,410
206,000	Roper Technologies, Inc., 3.000%, 12/15/20	210,840
155,000	SBA Tower Trust, 144a, 2.898%, 10/8/19	155,816
250,000	Siemens Financieringsmaatschappij NV (Netherlands), 144a, 3.125%, 3/16/24	253,964
4,000	Standard Industries, Inc., 144a, 5.375%, 11/15/24	4,215
13,722	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	14,134
25,188	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	26,510
150,000	Vulcan Materials Co., 4.500%, 4/1/25	160,184
		1,898,954

	Information Technology — 3.0%
198,000	Activision Blizzard, Inc., 144a, 6.125%, 9/15/23	213,662
148,000	Apple, Inc., 4.650%, 2/23/46	165,896
6,000	Booz Allen Hamilton, Inc., 144a, 5.125%, 5/1/25	5,895
11,000	CDK Global, Inc., 144a, 4.875%, 6/1/27	11,302
28,000	CDW LLC / CDW Finance Corp., 5.000%, 9/1/23	29,155
19,000	CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	20,550
205,000	Dell International LLC / EMC Corp., 144a, 6.020%, 6/15/26	225,809
31,000	Dell International LLC / EMC Corp., 144a, 7.125%, 6/15/24	34,077
19,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	21,258
206,000	Electronic Arts, Inc., 3.700%, 3/1/21	214,375
11,000	EMC Corp., 3.375%, 6/1/23	10,558
230,000	Fidelity National Information Services, Inc., 3.625%, 10/15/20	240,935
5,000	First Data Corp., 144a, 7.000%, 12/1/23	5,338
4,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc., 144a, 6.000%, 7/15/25	4,120
85,000	Microsoft Corp., 3.500%, 2/12/35	85,701
41,000	Open Text Corp. (Canada), 144a, 5.875%, 6/1/26	44,100
170,000	Oracle Corp., 2.650%, 7/15/26	163,126
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	205,570
27,000	Sensata Technologies BV (Netherlands), 144a, 5.000%, 10/1/25	28,237
		1,729,664

	Telecommunication Services — 2.9%
29,000	AMC Networks, Inc., 5.000%, 4/1/24	29,689
105,000	AT&T, Inc., 3.900%, 3/11/24	107,534
40,000	AT&T, Inc., 4.350%, 6/15/45	37,125
125,000	AT&T, Inc., 4.500%, 5/15/35	122,974
5,000	Block Communications, Inc., 144a, 6.875%, 2/15/25	5,362
20,000	CenturyLink, Inc., 6.450%, 6/15/21	21,600
9,000	CenturyLink, Inc., 6.875%, 1/15/28	8,932
124,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	148,826
11,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	10,972
3,000	CommScope, Inc., 144a, 5.500%, 6/15/24	3,123
67,000	CSC Holdings LLC, 5.250%, 6/1/24	68,347
28,000	CSC Holdings LLC, 144a, 10.125%, 1/15/23	32,480
225,000	Discovery Communications LLC, 3.450%, 3/15/25	219,013
82,000	Frontier Communications Corp., 10.500%, 9/15/22	78,412
11,000	Intelsat Jackson Holdings SA (Luxembourg), 5.500%, 8/1/23	9,102
9,000	Level 3 Financing, Inc., 5.250%, 3/15/26	9,338
4,000	LIN Television Corp., 5.875%, 11/15/22	4,190
5,000	Match Group, Inc., 6.375%, 6/1/24	5,438
26,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	26,325
6,000	Nokia OYJ (Finland), 3.375%, 6/12/22	6,046
6,000	Nokia OYJ (Finland), 4.375%, 6/12/27	6,109
170,000	Qwest Corp., 6.750%, 12/1/21	187,810
60,000	Sprint Communications, Inc., 6.000%, 11/15/22	63,600
22,000	Sprint Corp., 7.125%, 6/15/24	24,475

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.2% (Continued)

	Telecommunication Services — (Continued)
$5,000	Symantec Corp., 144a, 5.000%, 4/15/25	$5,233
67,000	T-Mobile USA, Inc., 6.000%, 4/15/24	71,690
9,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	8,921
3,000	VeriSign, Inc., 144a, 4.750%, 7/15/27	3,034
331,000	Verizon Communications, Inc., 144a, 5.012%, 4/15/49	334,279
10,000	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 4/1/23	10,525
3,000	Zayo Group LLC / Zayo Capital, Inc., 144a, 5.750%, 1/15/27	3,139
		1,673,643

	Consumer Staples — 1.9%
39,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 144a, 5.750%, 3/15/25	36,270
3,000	B&G Foods, Inc., 5.250%, 4/1/25	3,060
2,000	Cumberland Farms, Inc., 144a, 6.750%, 5/1/25	2,105
130,000	CVS Health Corp., 5.125%, 7/20/45	149,031
10,000	First Quality Finance Co., Inc., 144a, 5.000%, 7/1/25	10,200
14,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	13,160
5,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144a, 5.250%, 6/1/26	5,262
155,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	199,357
194,000	Mead Johnson Nutrition Co., 4.125%, 11/15/25	209,178
200,000	Mondelez International Holdings Netherlands BV (Netherlands), 144a, 2.000%, 10/28/21	194,864
5,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	5,162
22,000	Post Holdings, Inc., 144a, 5.500%, 3/1/25	22,688
192,000	Reynolds American, Inc., 4.450%, 6/12/25	205,699
12,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	11,782
2,000	Spectrum Brands, Inc., 6.125%, 12/15/24	2,142
16,000	TreeHouse Foods, Inc., 144a, 6.000%, 2/15/24	17,040
9,000	US Foods, Inc., 144a, 5.875%, 6/15/24	9,338
		1,096,338

	Real Estate — 1.5%
155,000	Boston Properties LP, REIT, 3.850%, 2/1/23	163,071
60,000	Care Capital Properties LP. REIT, 5.125%, 8/15/26	60,964
7,000	Corrections Corp. of America REIT, 4.125%, 4/1/20	7,192
5,000	Corrections Corp. of America REIT, 4.625%, 5/1/23	5,050
16,000	Corrections Corp. of America REIT, 5.000%, 10/15/22	16,640
182,000	Crown Castle International Corp., REIT, 3.400%, 2/15/21	186,886
2,000	DuPont Fabros Technology LP, REIT, 5.625%, 6/15/23	2,135
17,000	Equinix, Inc. REIT, 5.375%, 4/1/23	17,659
5,000	Equinix, Inc. REIT, 5.375%, 5/15/27	5,331
175,000	Vornado Realty LP REIT, 5.000%, 1/15/22	189,829
180,000	Welltower, Inc. REIT, 6.125%, 4/15/20	197,538
		852,295

	Utilities — 1.2%
206,000	Dominion Resources, Inc., 2.000%, 8/15/21	202,042
84,000	DPL, Inc., 7.250%, 10/15/21	89,880
18,000	Dynegy, Inc., 144a, 8.000%, 1/15/25	17,460
184,000	Fortis, Inc. (Canada), 144a, 3.055%, 10/4/26	177,559
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	10,710
14,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.875%, 10/15/21	13,895
28,000	NGL Energy Partners LP / NGL Energy Finance Corp., 144a, 7.500%, 11/1/23	27,615
8,000	NRG Energy, Inc., 6.625%, 3/15/23	8,220
124,000	PacifiCorp, 5.750%, 4/1/37	156,927
6,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	5,970
		710,278

	Materials — 0.5%
9,000	AK Steel Corp., 7.625%, 10/1/21†	9,363
24,000	Arconic, Inc., 5.125%, 10/1/24	24,900
5,000	Commercial Metals Co., 5.375%, 7/15/27	5,094
39,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	40,804
27,000	Freeport-McMoRan, Inc., 6.750%, 2/1/22	27,945
2,000	Freeport-McMoRan, Inc., 6.875%, 2/15/23	2,111
19,000	Hudbay Minerals, Inc. (Canada), 144a, 7.250%, 1/15/23	19,594
7,000	Hudbay Minerals, Inc. (Canada), 144a, 7.625%, 1/15/25	7,332
20,000	Huntsman International LLC, 4.875%, 11/15/20	21,050
4,000	Kinross Gold Corp. (Canada), 144a, 4.500%, 7/15/27	3,990

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 38.2% (Continued)

	Materials — (Continued)
$9,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 7.000%, 4/15/25	$9,450
23,000	NOVA Chemicals Corp. (Canada), 144a, 4.875%, 6/1/24	22,914
18,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	18,855
92,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	96,400
		309,802
	Total Corporate Bonds	$22,097,398

	U.S. Government Mortgage-Backed Obligations — 9.8%
25,793	FHLMC, Pool #A56988, 5.500%, 2/1/37	28,745
143,750	FHLMC, Pool #A95946, 4.000%, 1/1/41	151,792
124,209	FHLMC, Pool #A96485, 4.500%, 1/1/41	133,570
36,854	FHLMC, Pool #G03217, 5.500%, 9/1/37	40,603
20,259	FHLMC, Pool #G03781, 6.000%, 1/1/38	22,799
51,221	FHLMC, Pool #G06031, 5.500%, 3/1/40	57,070
87,447	FHLMC, Pool #J27931, 3.500%, 4/1/29	91,450
2,965	FNMA, Pool #254759, 4.500%, 6/1/18	3,037
8,400	FNMA, Pool #535290, 8.000%, 5/1/30	9,836
7,915	FNMA, Pool #561741, 7.500%, 1/1/31	9,020
12,837	FNMA, Pool #889734, 5.500%, 6/1/37	14,338
47,078	FNMA, Pool #899079, 5.000%, 3/1/37	51,464
18,389	FNMA, Pool #933806, 5.000%, 5/1/38	20,075
11,007	FNMA, Pool #974401, 4.500%, 4/1/23	11,612
14,713	FNMA, Pool #974403, 4.500%, 4/1/23	15,608
22,949	FNMA, Pool #984256, 5.000%, 6/1/23	24,172
16,056	FNMA, Pool #995220, 6.000%, 11/1/23	17,006
17,567	FNMA, Pool #995472, 5.000%, 11/1/23	18,633
85,980	FNMA, Pool #AB1149, 5.000%, 6/1/40	94,065
75,701	FNMA, Pool #AB1800, 4.000%, 11/1/40	80,372
128,730	FNMA, Pool #AD3795, 4.500%, 4/1/40	139,009
195,508	FNMA, Pool #AD9150, 5.000%, 8/1/40	214,054
267,545	FNMA, Pool #AE0548, 4.500%, 11/1/40	289,039
28,150	FNMA, Pool #AE0831, 6.000%, 9/1/39	31,962
198,562	FNMA, Pool #AE4429, 4.000%, 10/1/40	209,762
16,694	FNMA, Pool #AH2666, 4.000%, 1/1/26	17,568
32,438	FNMA, Pool #AH3493, 4.000%, 2/1/26	33,935
77,682	FNMA, Pool #AI0805, 4.500%, 7/1/41	83,594
366,299	FNMA, Pool #AJ5457, 4.000%, 11/1/41	387,969
330,793	FNMA, Pool #AL0054, 4.500%, 2/1/41	357,812
63,397	FNMA, Pool #AL2663, 4.000%, 1/1/26	66,715
332,357	FNMA, Pool #AL3318, 3.500%, 3/1/43	343,778
405,198	FNMA, Pool #AS8552, 3.000%, 12/1/36	411,553
353,188	FNMA, Pool #MA1175, 3.000%, 9/1/42	354,684
233,102	FNMA, Pool #MA1543, 3.500%, 8/1/33	243,318
217,499	FNMA, Pool #MA2177, 4.000%, 2/1/35	230,792
303,511	GNMA, Pool #4853, 4.000%, 11/20/40	320,153
206,855	GNMA, Pool #4883, 4.500%, 12/20/40	223,050
77,365	GNMA, Pool #736696, 4.500%, 5/15/40	83,068
14,438	GNMA, Pool #748495, 4.000%, 8/15/40	15,232
8,685	GNMA, Pool #8503, 2.125%, 9/20/24(A)	8,910
390,728	GNMA, Pool #AD1745, 3.000%, 2/20/43	395,485
298,923	GNMA, Pool #MA1157, 3.500%, 7/20/43	310,932
	Total U.S. Government Mortgage-Backed Obligations	$5,667,641

	Non-Agency Collateralized Mortgage Obligations — 2.6%
157,692	Agate Bay Mortgage Trust, Ser 2015-2, Class A8, 144a, 3.000%, 3/25/45(A)	157,034
262,391	CWHEQ Home Equity Loan Trust, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)	251,433
12,258	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(C)	12,383
116,819	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	88,512
295,760	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.646%, 2/25/43(A)	301,865
259,169	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.565%, 8/25/43(A)	255,720
89,638	Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	72,354
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)	332,968
58,354	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35††	53,151
	Total Non-Agency Collateralized Mortgage Obligations	$1,525,420

	Asset-Backed Securities — 1.8%
200,000	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class B, 144a, 2.850%, 7/10/20	202,261
225,681	California Republic Auto Receivables Trust, Ser 2014-2, Class A4, 1.570%, 12/16/19	225,605
210,000	Dell Equipment Finance Trust, Ser 2015-1, Class C, 144a, 2.420%, 3/23/20	210,640
86,691	Domino's Pizza Master Issuer LLC, Ser 2012-1A, Class A2, 144a, 5.216%, 1/25/42	86,732
149,125	Sonic Capital LLC, Ser 2016-1A, Class A2, 144a, 4.472%, 5/20/46	148,898
159,311	SpringCastle America Funding LLC, Ser 2016-AA, Class A, 144a, 3.050%, 4/25/29	160,250
	Total Asset-Backed Securities	$1,034,386

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Security — 0.5%
$270,000	Cosmopolitan Hotel Trust, Ser 2016-CSMO, Class A, 144a, 2.559%, 11/15/33(A)	$272,029

	Municipal Bond — 0.5%

	New York — 0.5%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48(C)	323,251

	Agency Collateralized Mortgage Obligations — 0.2%
9,709	GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	10,185
134,397	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	136,015
	Total Agency Collateralized Mortgage Obligations	$146,200

	Sovereign Bonds — 0.7%
200,000	Bermuda Government International Bond, 144a, 3.717%, 1/25/27	200,766
200,000	Mexico Government International Bond, 4.350%, 1/15/47	187,840
	Total Sovereign Bonds	$388,606

Shares

	Preferred Stocks — 1.0%

	Utilities — 0.7%
4,409	Entergy Arkansas, Inc., 4.875%	106,036
4,478	Entergy Louisiana LLC, 4.875%	107,562
4,068	Entergy Mississippi, Inc., 4.900%	98,730
2,960	Integrys Holding, Inc., 6.000%(A)	79,772
		392,100

	Real Estate — 0.3%
6,808	Public Storage, 4.900%(B)	164,686
	Total Preferred Stocks	$556,786

	Short-Term Investment Funds — 2.8%
1,161,342	Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	1,161,342
488,999	Invesco Government & Agency Portfolio, Institutional Class, 0.89%**∞Ω	488,999
	Total Short-Term Investment Funds	$1,650,341

	Total Investment Securities —100.7%
	(Cost $57,702,317)	$58,315,135

	Liabilities in Excess of Other Assets — (0.7%)	(409,232)
	Net Assets — 100.0%	$57,905,903

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of June 30, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $456,075.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $6,107,260 or 10.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

11

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$22,097,398	$—	$22,097,398
U.S. Treasury Obligations	—	24,653,077	—	24,653,077
U.S. Government Mortgage-Backed Obligations	—	5,667,641	—	5,667,641
Asset-Backed Securities	—	1,034,386	—	1,034,386
Non-Agency Collateralized Mortgage Obligations	—	1,525,420	—	1,525,420
Commercial Mortgage-Backed Security	—	272,029	—	272,029
Municipal Bond	—	323,251	—	323,251
Agency Collateralized Mortgage Obligations	—	146,200	—	146,200
Sovereign Bonds	—	388,606	—	388,606
Preferred Stocks:
Utilities	312,328	79,772	—	392,100
Real Estate	164,686	—	—	164,686
Short-Term Investment Funds	1,650,341	—	—	1,650,341
Other Financial Instruments*
Futures Interest Rate Contracts	8,603	—	—	8,603
Total	$2,135,958	$56,187,780	$—	$58,323,738

Liabilities:
Other Financial Instruments*
Futures Interest Rate Contracts	(8,823)	—	—	(8,823)
Total	$2,127,135	$56,187,780	$—	$58,314,915

*Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts.

Futures Contracts

At June 30, 2017, $6,775 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2017:

				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Value	(Depreciation)
Short Futures:
Ultra Bond Futures	September 2017	5	$837,969	$8,603
Long Futures:
5-Year US Note	September 2017	29	$3,426,117	(8,823)
				$(220)

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Focused Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.9%

Information Technology — 24.0%
Alphabet, Inc. - Class C*	2,327	$2,114,615
Apple, Inc.	17,819	2,566,292
Avnet, Inc.	26,863	1,044,433
Cisco Systems, Inc.	29,187	913,553
Facebook, Inc. - Class A*	9,889	1,493,041
International Business Machines Corp.	7,775	1,196,028
Microsoft Corp.	28,910	1,992,766
Oracle Corp.	42,393	2,125,585
salesforce.com, Inc.*	13,175	1,140,955
		14,587,268

Consumer Discretionary — 17.0%
Amazon.com, Inc.*	2,891	2,798,488
Carnival Corp. (Panama)	20,161	1,321,957
Comcast Corp. - Class A	40,686	1,583,499
Priceline Group, Inc. (The)*	906	1,694,691
Twenty-First Century Fox, Inc. - Class A	45,461	1,288,365
Vista Outdoor, Inc.*	29,511	664,293
Yum China Holdings, Inc.*	25,660	1,011,774
		10,363,067

Financials — 15.2%
Bank of America Corp.	65,540	1,590,000
Bank of New York Mellon Corp. (The)	33,465	1,707,384
Berkshire Hathaway, Inc. - Class B*	26,428	4,476,110
Goldman Sachs Group, Inc. (The)	6,639	1,473,194
		9,246,688

Health Care — 14.1%
Biogen, Inc.*	4,793	1,300,628
Bio-Rad Laboratories, Inc. - Class A*	6,979	1,579,418
Bristol-Myers Squibb Co.	30,612	1,705,701
Johnson & Johnson	13,293	1,758,531
Novartis AG ADR	27,148	2,266,044
		8,610,322

Industrials — 10.7%
General Electric Co.	76,925	2,077,744
Johnson Controls International PLC
(Ireland)	22,838	990,256
Stericycle, Inc.*	13,415	1,023,833
Union Pacific Corp.	13,609	1,482,156
United Technologies Corp.	7,952	971,019
		6,545,008

Consumer Staples — 5.5%
JM Smucker Co. (The)	6,997	827,955
Mondelez International, Inc. - Class A	28,023	1,210,313
Unilever NV (Netherlands)	23,633	1,306,196
		3,344,464

Energy — 5.3%
Exxon Mobil Corp.	11,768	950,031
Halliburton Co.	28,431	1,214,288
Schlumberger Ltd. (Curacao)	16,338	1,075,694
		3,240,013

Real Estate — 4.0%
Jones Lang LaSalle, Inc.	8,116	1,014,500
Simon Property Group, Inc. REIT	8,729	1,412,003
		2,426,503

Telecommunication Services — 2.4%
AT&T, Inc.	38,297	1,444,946

Materials — 1.7%
Agrium, Inc. (Canada)†	11,433	1,034,572
Total Common Stocks		$60,842,851

Short-Term Investment Funds — 1.9%
Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	135,729	135,729
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**∞Ω	1,044,651	1,044,651
Total Short-Term Investment Funds		$1,180,380

Total Investment Securities —101.8%
(Cost $53,287,498)		$62,023,231

Liabilities in Excess of Other Assets — (1.8%)		(1,122,987)

Net Assets — 100.0%		$60,900,244

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $1,024,166.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

13

Touchstone Focused Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$60,842,851	$—	$—	$60,842,851
Short-Term Investment Funds	1,180,380	—	—	1,180,380
Total	$62,023,231	$—	$—	$62,023,231

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Financials — 24.2%
Alleghany Corp.*	1,945	$1,156,886
Bank of America Corp.	21,978	533,186
Berkshire Hathaway, Inc. - Class B*	13,535	2,292,423
BlackRock, Inc.	3,048	1,287,506
Progressive Corp. (The)	31,951	1,408,720
Wells Fargo & Co.	22,286	1,234,867
		7,913,588

Consumer Discretionary — 20.8%
CarMax, Inc.*	21,386	1,348,601
Carnival Corp. (Panama)	25,893	1,697,804
Dollar Tree, Inc.*	17,702	1,237,724
Lowe's Cos., Inc.	9,935	770,261
NIKE, Inc. - Class B	17,175	1,013,325
O'Reilly Automotive, Inc.*	3,463	757,497
		6,825,212

Industrials — 16.5%
Deere & Co.	9,621	1,189,059
FedEx Corp.	3,558	773,260
General Dynamics Corp.	7,398	1,465,544
Norfolk Southern Corp.	9,905	1,205,438
Southwest Airlines Co.	12,250	761,215
		5,394,516

Information Technology — 14.9%
Alphabet, Inc. - Class C*	1,290	1,172,262
Apple, Inc.	11,255	1,620,945
Cisco Systems, Inc.	25,455	796,742
Visa, Inc. - Class A	13,880	1,301,666
		4,891,615

Health Care — 9.0%
Alexion Pharmaceuticals, Inc.*	8,400	1,022,028
Bristol-Myers Squibb Co.	13,052	727,257
Eli Lilly & Co.	14,577	1,199,687
		2,948,972

Consumer Staples — 6.2%
Altria Group, Inc.	18,586	1,384,099
Coca-Cola Co. (The)	14,730	660,641
		2,044,740

Materials — 3.7%
NewMarket Corp.	2,633	1,212,444

Energy — 2.2%
Chevron Corp.	6,891	718,938

Telecommunication Services — 1.5%
Verizon Communications, Inc.	11,293	504,345
Total Common Stocks		$32,454,370

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	354,680	$354,680

Total Investment Securities —100.1%
(Cost $29,127,871)		$32,809,050

Liabilities in Excess of Other Assets — (0.1%)		(32,890)

Net Assets — 100.0%		$32,776,160

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$32,454,370	$—	$—	$32,454,370
Short-Term Investment Fund	354,680	—	—	354,680
Total	$32,809,050	$—	$—	$32,809,050

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 98.1%

Equity Funds — 76.1%
Vanguard Extended Market ETF	16,775	$1,715,915
Vanguard FTSE Developed Markets ETF	94,375	3,899,575
Vanguard FTSE Emerging Markets ETF	27,130	1,107,718
Vanguard Global ex-US Real Estate ETF	5,630	316,687
Vanguard REIT ETF	5,910	491,889
Vanguard S&P 500 ETF	34,715	7,708,813
		15,240,597

Fixed Income Funds — 22.0%
iShares Core US Aggregate Bond ETF	10,935	1,197,492
iShares Floating Rate Bond ETF	9,830	500,544
iShares iBoxx $ High Yield Corporate Bond ETF†	15,830	1,399,214
Vanguard Intermediate-Term Corporate Bond ETF	14,850	1,299,820
		4,397,070
Total Exchange Traded Funds		$19,637,667

Short-Term Investment Funds — 9.1%
Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	430,446	430,446
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**∞Ω	1,390,140	1,390,140
Total Short-Term Investment Funds		$1,820,586

Total Investment Securities —107.2%
(Cost $19,549,456)		$21,458,253

Liabilities in Excess of Other Assets — (7.2%)		(1,432,045)

Net Assets — 100.0%		$20,026,208

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $1,365,272.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$19,637,667	$—	$—	$19,637,667
Short-Term Investment Funds	1,820,586	—	—	1,820,586
Total	$21,458,253	$—	$—	$21,458,253

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 98.4%

Fixed Income Funds — 60.6%
iShares Core US Aggregate Bond ETF	39,930	$4,372,734
iShares Floating Rate Bond ETF	18,590	946,603
iShares iBoxx $ High Yield Corporate Bond ETF†	16,100	1,423,079
PowerShares Senior Loan Portfolio ETF	20,370	471,362
Vanguard Intermediate-Term Corporate Bond ETF	43,460	3,804,054
Vanguard Total International Bond ETF	6,970	378,889
		11,396,721

Equity Funds — 37.8%
Vanguard Extended Market ETF†	8,350	854,122
Vanguard FTSE Developed Markets ETF	40,060	1,655,279
Vanguard FTSE Emerging Markets ETF	9,180	374,819
Vanguard REIT ETF	2,180	181,441
Vanguard S&P 500 ETF	18,155	4,031,499
		7,097,160
Total Exchange Traded Funds		$18,493,881

Short-Term Investment Funds — 14.0%
Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	346,229	346,229
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**∞Ω	2,296,654	2,296,654
Total Short-Term Investment Funds		$2,642,883

Total Investment Securities —112.4%
(Cost $20,080,392)		$21,136,764

Liabilities in Excess of Other Assets — (12.4%)		(2,335,017)

Net Assets — 100.0%		$18,801,747

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $2,254,377.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$18,493,881	$—	$—	$18,493,881
Short-Term Investment Funds	2,642,883	—	—	2,642,883
Total	$21,136,764	$—	$—	$21,136,764

See accompanying Notes to Financial Statements.

17

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 97.2%

Equity Funds — 58.0%
PowerShares Senior Loan Portfolio ETF	20,790	$481,081
Vanguard Extended Market ETF†	15,260	1,560,945
Vanguard FTSE Developed Markets ETF	79,675	3,292,171
Vanguard FTSE Emerging Markets ETF	23,160	945,623
Vanguard Global ex-U.S. Real Estate ETF	2,080	117,000
Vanguard REIT ETF	4,280	356,224
Vanguard S&P 500 ETF	31,530	7,001,552
		13,754,596

Fixed Income Funds — 39.2%
iShares Core US Aggregate Bond ETF	30,410	3,330,199
iShares Floating Rate Bond ETF	18,870	960,860
iShares iBoxx $ High Yield Corporate Bond ETF†	18,905	1,671,013
Vanguard Intermediate-Term Corporate Bond ETF	35,265	3,086,746
Vanguard Total International Bond ETF	4,460	242,446
		9,291,264
Total Exchange Traded Funds		$23,045,860

Short-Term Investment Funds — 13.0%
Dreyfus Government Cash Management, Institutional Shares, 0.91%∞Ω	706,801	706,801
Invesco Government & Agency Portfolio, Institutional Class, 0.89%**∞Ω	2,376,356	2,376,356
Total Short-Term Investment Funds		$3,083,157

Total Investment Securities —110.2%
(Cost $24,443,464)		$26,129,017

Liabilities in Excess of Other Assets — (10.2%)		(2,427,967)

Net Assets — 100.0%		$23,701,050

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2017 was $2,332,811.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$23,045,860	$—	$—	$23,045,860
Short-Term Investment Funds	3,083,157	—	—	3,083,157
Total	$26,129,017	$—	$—	$26,129,017

See accompanying Notes to Financial Statements.

18

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19

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Large Cap
	Active Bond	Focused	Core Equity
	Fund	Fund	Fund
Assets
Investments, at cost	$57,702,317	$53,287,498	$29,127,871
Investments, at market value (A)	$58,315,135	$62,023,231	$32,809,050
Cash deposits held at prime broker*	6,775	—	—
Dividends and interest receivable	319,558	52,576	35,471
Receivable for investments sold	139,649	—	—
Securities lending income receivable	231	55	61
Tax reclaim receivable	—	7,654	—
Other assets	457	533	226
Total Assets	58,781,805	62,084,049	32,844,808

Liabilities
Bank overdrafts	10,137	—	—
Payable for return of collateral for securities on loan	488,999	1,044,651	—
Payable for capital shares redeemed	24,612	28,844	16,418
Payable for variation margin for futures contracts	1,425	—	—
Payable for investments purchased	269,834	—	—
Payable to Investment Advisor	19,176	35,409	17,606
Payable to other affiliates	18,280	57,241	16,657
Payable to Trustees	3,855	3,855	3,855
Payable for professional services	10,411	10,453	9,648
Payable for reports to shareholders	2,515	2,632	2,613
Other accrued expenses and liabilities	26,658	720	1,851
Total Liabilities	875,902	1,183,805	68,648

Net Assets	$57,905,903	$60,900,244	$32,776,160

Net assets consist of:
Paid-in capital	$56,624,960	$51,041,014	$27,914,784
Accumulated net investment income	2,100,739	503,918	318,677
Accumulated net realized gains (losses) on investments, foreign currency transactions and futures contracts	(1,432,431)	619,617	861,520
Net unrealized appreciation on investments, foreign currency transactions and futures contracts	612,635	8,735,695	3,681,179
Net assets applicable to shares outstanding	$57,905,903	$60,900,244	$32,776,160

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,383,409	3,452,677	2,216,876
Net asset value, offering price and redemption price per share	$10.76	$17.64	$14.78
(A) Includes market value of securities on loan of:	$456,075	$1,024,166	$—

* Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

20

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
Touchstone	Conservative	Touchstone
Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund

$19,549,456	$20,080,392	$24,443,464
$21,458,253	$21,136,764	$26,129,017
—	—	—
1,565	—	578
—	—	—
2,367	2,141	2,605
—	—	—
162	170	212
21,462,347	21,139,075	26,132,412

—	—	—
1,390,140	2,296,654	2,376,356
10,160	8,387	17,366
—	—	—
—	—	—
4,150	3,903	4,899
14,228	10,951	15,264
3,855	3,855	3,855
9,649	9,658	9,740
2,514	2,514	2,514
1,443	1,406	1,368
1,436,139	2,337,328	2,431,362

$20,026,208	$18,801,747	$23,701,050

$17,348,969	$15,328,969	$17,276,879
513,861	513,220	661,976
254,581	1,903,186	4,076,642
1,908,797	1,056,372	1,685,553
$20,026,208	$18,801,747	$23,701,050

1,270,211	1,469,074	1,698,544
$15.77	$12.80	$13.95
$1,365,272	$2,254,377	$2,332,811

21

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Large Cap
	Active Bond	Focused	Core Equity
	Fund	Fund	Fund
Investment Income
Dividends (A)	$18,498	$531,658	$273,520
Interest	847,167	—	—
Income from securities loaned	577	305	147
Total Investment Income	866,242	531,963	273,667

Expenses
Investment advisory fees	112,199	216,807	104,304
Administration fees	40,672	44,910	23,268
Compliance fees and expenses	1,391	1,391	1,391
Custody fees	19,496	2,230	2,265
Professional fees	11,862	11,973	10,277
Transfer Agent fees	61	2,886	45
Pricing expense	30,838	882	634
Reports to Shareholders	2,988	2,968	2,949
Shareholder servicing fees	18,799	62,957	27,912
Trustee fees	7,745	7,745	7,745
Other expenses	3,713	2,231	1,864
Total Expenses	249,764	356,980	182,654
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	—	—	(12,558)
Fees eligible for recoupment by the Advisor(B)	—	17,787	—
Net Expenses	249,764	374,767	170,096

Net Investment Income	616,478	157,196	103,571

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	497,129	1,047,695	382,369
Net realized losses on foreign currency transactions	—	(976)	—
Net realized losses on futures contracts	(75,312)	—	—
Net change in unrealized appreciation (depreciation) on investments	253,224	2,197,869	1,956,541
Net change in unrealized appreciation (depreciation) on foreign currency transactions	35	1,547	—
Net change in unrealized appreciation (depreciation) on futures contracts	15,093	—	—

Net Realized and Unrealized Gains on Investments	690,169	3,246,135	2,338,910

Change in Net Assets Resulting from Operations	$1,306,647	$3,403,331	$2,442,481
(A) Net of foreign tax withholding of:	$—	$17,226	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

22

Statements of Operations (Unaudited) (Continued)

	Touchstone
Touchstone	Conservative	Touchstone
Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund

$226,224	$207,342	$274,091
—	—	—
3,880	3,790	4,194
230,104	211,132	278,285

24,676	22,144	30,087
14,312	12,844	17,451
1,391	1,391	1,391
1,490	1,522	1,567
10,016	9,947	10,193
34	34	45
233	236	257
2,987	2,987	2,987
24,676	22,144	27,075
7,745	7,745	7,745
1,732	1,734	1,813
89,292	82,728	100,611
(15,264)	(16,296)	(10,348)
—	—	—
74,028	66,432	90,263

156,076	144,700	188,022

254,581	149,856	358,431
—	—	—
—	—	—
1,119,459	584,099	1,000,142
—	—	—
—	—	—

1,374,040	733,955	1,358,573

$1,530,116	$878,655	$1,546,595
$—	$—	$—

23

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Focused
	Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
From Operations
Net investment income	$616,478	$1,342,367	$157,196	$330,833
Net realized gains (losses) on investments, foreign currency transactions, futures contracts and swap agreements	421,817	(434,766)	1,046,719	(278,460)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, futures contracts and swap agreements	268,352	2,166,091	2,199,416	6,731,760
Change in Net Assets from Operations	1,306,647	3,073,692	3,403,331	6,784,133

Distributions to Shareholders from:
Net investment income	—	(1,153,828)	—	—
Net realized gains	—	—	—	(11,245,439)
Total Distributions	—	(1,153,828)	—	(11,245,439)

Share Transactions
Proceeds from Shares Issued	2,990,086	3,210,747	438,402	4,362,079
Reinvestment of distributions	—	1,153,828	—	11,245,439
Cost of Shares redeemed	(1,402,342)	(3,299,421)	(5,168,775)	(17,235,475)
Change in Net Assets from Share Transactions	1,587,744	1,065,154	(4,730,373)	(1,627,957)

Total Increase (Decrease) in Net Assets	2,894,391	2,985,018	(1,327,042)	(6,089,263)

Net Assets
Beginning of period	55,011,512	52,026,494	62,227,286	68,316,549
End of period	$57,905,903	$55,011,512	$60,900,244	$62,227,286

Accumulated Net Investment Income	$2,100,739	$1,484,261	$503,918	$346,722

Share Transactions
Shares issued	279,899	302,790	25,386	230,306
Shares reinvested	—	110,203	—	665,017
Shares redeemed	(131,147)	(312,292)	(297,818)	(975,906)
Change in Shares Outstanding	148,752	100,701	(272,432)	(80,583)

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Large Cap		Aggressive ETF		Conservative ETF
Core Equity Fund		Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2017	December 31,	June 30, 2017	December 31,	June 30, 2017	December 31,
(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016

$103,571	$215,223	$156,076	$357,890	$144,700	$368,633
382,369	495,149	254,581	2,413,512	149,856	1,983,518
1,956,541	1,664,171	1,119,459	(1,282,099)	584,099	(1,277,572)
2,442,481	2,374,543	1,530,116	1,489,303	878,655	1,074,579

—	(266,434)	—	(291,966)	—	(264,086)
—	(3,215,261)	—	—	—	(188,777)
—	(3,481,695)	—	(291,966)	—	(452,863)

1,352,171	10,605,468	190,800	308,932	2,474,803	3,943,744
—	3,481,695	—	291,966	—	452,863
(3,510,065)	(10,382,297)	(1,209,200)	(3,350,587)	(2,007,287)	(7,526,670)
(2,157,894)	3,704,866	(1,018,400)	(2,749,689)	467,516	(3,130,063)

284,587	2,597,714	511,716	(1,552,352)	1,346,171	(2,508,347)

32,491,573	29,893,859	19,514,492	21,066,844	17,455,576	19,963,923
$32,776,160	$32,491,573	$20,026,208	$19,514,492	$18,801,747	$17,455,576

$318,677	$215,106	$513,861	$357,785	$513,220	$368,520

95,154	742,341	12,608	21,752	196,820	323,830
—	249,367	—	20,039	—	36,960
(246,797)	(748,340)	(79,372)	(238,973)	(160,465)	(613,618)
(151,643)	243,368	(66,764)	(197,182)	36,355	(252,828)

25

Statements of Changes in Net Assets (Continued)

	Touchstone
	Moderate ETF
	Fund
	For the	For the
	Six Months	Year
	Ended	Ended
	June 30, 2017	December 31,
	(Unaudited)	2016
From Operations
Net investment income	$188,022	$474,065
Net realized gains on investments	358,431	3,952,489
Net change in unrealized appreciation (depreciation) on investments	1,000,142	(2,752,257)
Change in Net Assets from Operations	1,546,595	1,674,297

Distributions to Shareholders from:
Net investment income	—	(410,303)
Net realized gains	—	(1,609,111)
Total Distributions	—	(2,019,414)

Share Transactions
Proceeds from Shares issued	101,752	705,954
Reinvestment of distributions	—	2,019,414
Cost of Shares redeemed	(2,588,500)	(5,661,780)
Change in Net Assets from Share Transactions	(2,486,748)	(2,936,412)

Total Decrease in Net Assets	(940,153)	(3,281,529)

Net Assets
Beginning of period	24,641,203	27,922,732
End of period	$23,701,050	$24,641,203
Accumulated Net Investment Income	$661,976	$473,954

Share Transactions
Shares issued	7,549	51,081
Shares reinvested	—	151,565
Shares redeemed	(190,673)	(415,639)
Change in Shares Outstanding	(183,124)	(212,993)

See accompanying Notes to Financial Statements.

26

Financial Highlights

Touchstone Active Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net asset value at beginning of period	$10.51		$10.13	$10.49		$10.37	$11.00	$11.09
Income (loss) from investment operations:
Net investment income	0.11		0.26	0.19		0.20	0.22	0.29
Net realized and unrealized gains (losses) on investments	0.14		0.35	(0.32)		0.20	(0.46)	0.30
Total from investment operations	0.25		0.61	(0.13)		0.40	(0.24)	0.59
Distributions from:
Net investment income	—		(0.23)	(0.23)		(0.28)	(0.34)	(0.35)
Realized capital gains	—		—	—		—	(0.05)	(0.33)
Total distributions	—		(0.23)	(0.23)		(0.28)	(0.39)	(0.68)
Net asset value at end of period	$10.76		$10.51	$10.13		$10.49	$10.37	$11.00
Total return(A)	2.38	%(B)	5.98%	(1.28)%		3.82%	(2.18)%	5.28%
Ratios and supplemental data:
Net assets at end of period (000's)	$57,906		$55,012	$52,026		$48,978	$48,388	$53,085
Ratio to average net assets:
Net expenses(C)	0.89	%(D)	0.92%	0.97%		0.98%	1.00%	1.00%
Gross expenses	0.89	%(D)	0.90%	0.91%		1.01%	1.05%	1.00%
Net investment income	2.20	%(D)	2.47%	2.10%		1.92%	2.01%	2.55%
Portfolio turnover rate	240	%(B)	584%	455	%(E)	287%	508%	404%

Touchstone Focused Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net asset value at beginning of period	$16.70		$17.95	$18.64		$18.81	$14.20	$11.84
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.09	(0.01)		(0.08)	(0.05)	(0.01)
Net realized and unrealized gains on investments	0.89		2.31	0.37		2.49	4.98	2.37
Total from investment operations	0.94		2.40	0.36		2.41	4.93	2.36
Distributions from:
Realized capital gains	—		(3.65)	(1.05)		(2.58)	(0.32)	—
Net asset value at end of period	$17.64		$16.70	$17.95		$18.64	$18.81	$14.20
Total return(A)	5.63	%(B)	13.11%	1.97%		13.10%	34.81%	19.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$60,900		$62,227	$68,317		$25,178	$27,506	$22,242
Ratio to average net assets:
Net expenses(C)	1.21	%(D)	1.21%	1.21%		1.23%	1.26%	1.26%
Gross expenses	1.15	%(D)	1.17%	1.32%		1.33%	1.36%	1.31%
Net investment income (loss)	0.51	%(D)	0.55%	(0.07)%		(0.43)%	(0.32)%	(0.10)%
Portfolio turnover rate	8	%(B)	21%	286	%(F)	72%	77%	78%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone High Yield Fund acquired on December 7, 2015. If these transactions were included, portfolio turnover would have been higher.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Baron Small Cap Growth Fund and Touchstone Third Avenue Value Fund acquired on December 7, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

27

Financial Highlights (Continued)

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$13.72		$14.07	$14.90	$13.09	$10.09	$9.15
Income (loss) from investment operations:
Net investment income	0.05		0.08	0.18	0.18	0.17	0.17
Net realized and unrealized gains (losses) on investments	1.01		1.18	(0.77)	1.78	3.01	0.93
Total from investment operations	1.06		1.26	(0.59)	1.96	3.18	1.10
Distributions from:
Net investment income	—		(0.11)	(0.24)	(0.15)	(0.18)	(0.16)
Realized capital gains	—		(1.50)	—	—	—	—
Total distributions	—		(1.61)	(0.24)	(0.15)	(0.18)	(0.16)
Net asset value at end of period	$14.78		$13.72	$14.07	$14.90	$13.09	$10.09
Total return(A)	7.73	%(B)	8.84%	(4.01)%	14.93%	31.52%	12.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$32,776		$32,492	$29,894	$40,664	$36,697	$32,823
Ratio to average net assets:
Net expenses	1.06	%(C)	1.06%	1.06%	1.04%	1.00%	1.00%
Gross expenses	1.14	%(C)	1.17%	1.14%	1.16%	1.21%	1.16%
Net investment income	0.65	%(C)	0.75%	0.73%	1.30%	1.16%	1.40%
Portfolio turnover rate	12	%(B)	50%	111%	41%	54%	39%

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net asset value at beginning of period	$14.60		$13.73	$13.98	$13.28	$11.13		$10.07
Income (loss) from investment operations:
Net investment income	0.14		0.30	0.22	0.21	0.13		0.26
Net realized and unrealized gains (losses) on investments	1.03		0.79	(0.23)	0.78	2.41		1.01
Total from investment operations	1.17		1.09	(0.01)	0.99	2.54		1.27
Distributions from:
Net investment income	—		(0.22)	(0.24)	—	(0.33)		(0.21)
Realized capital gains	—		—	—	(0.29)	(0.06)		—
Total distributions	—		(0.22)	(0.24)	(0.29)	(0.39)		(0.21)
Net asset value at end of period	$15.77		$14.60	$13.73	$13.98	$13.28		$11.13
Total return(A)	8.01	%(B)	7.96%	(0.10)%	7.49%	22.91%		12.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,026		$19,514	$21,067	$24,099	$26,822		$13,960
Ratio to average net assets:
Net expenses(D)	0.75	%(C)	0.75%	0.75%	0.75%	0.75%		0.75%
Gross expenses(D)	0.90	%(C)	0.90%	0.87%	0.87%	1.09%		1.07%
Net investment income(D)	1.58	%(C)	1.80%	1.26%	1.42%	1.49%		1.56%
Portfolio turnover rate	11	%(B)	109%	7%	12%	11	%(E)	11%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Ratio does not include expenses of the underlying funds.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Enhanced ETF Fund acquired on December 13, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

28

Financial Highlights (Continued)

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$12.18		$11.84	$12.68	$12.61	$12.15	$11.77
Income (loss) from investment operations:
Net investment income	0.09		0.29	0.17	0.18	0.12	0.20
Net realized and unrealized gains (losses) on investments	0.53		0.37	(0.20)	0.48	0.91	0.59
Total from investment operations	0.62		0.66	(0.03)	0.66	1.03	0.79
Distributions from:
Net investment income	—		(0.19)	(0.19)	(0.15)	(0.18)	(0.21)
Realized capital gains	—		(0.13)	(0.62)	(0.44)	(0.39)	(0.20)
Total distributions	—		(0.32)	(0.81)	(0.59)	(0.57)	(0.41)
Net asset value at end of period	$12.80		$12.18	$11.84	$12.68	$12.61	$12.15
Total return(A)	5.09	%(B)	5.58%	(0.24)%	5.23%	8.50%	6.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,802		$17,456	$19,964	$23,389	$26,071	$23,536
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.93	%(D)	0.90%	0.87%	0.89%	0.99%	1.01%
Net investment income(C)	1.63	%(D)	1.78%	1.13%	1.20%	1.09%	1.58%
Portfolio turnover rate	16	%(B)	109%	9%	13%	29%	22%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$13.10		$13.33	$15.49	$14.72	$12.89	$11.96
Income (loss) from investment operations:
Net investment income	0.14		0.28	0.21	0.31	0.23	0.27
Net realized and unrealized gains (losses) on investments	0.71		0.64	(0.24)	0.72	1.87	0.92
Total from investment operations	0.85		0.92	(0.03)	1.03	2.10	1.19
Distributions from:
Net investment income	—		(0.22)	(0.27)	(0.26)	(0.27)	(0.26)
Realized capital gains	—		(0.93)	(1.86)	—	—	—
Total distributions	—		(1.15)	(2.13)	(0.26)	(0.27)	(0.26)
Net asset value at end of period	$13.95		$13.10	$13.33	$15.49	$14.72	$12.89
Total return(A)	6.49	%(B)	6.85%	(0.18)%	6.96%	16.32%	9.94%
Ratios and supplemental data:
Net assets at end of period (000's)	$23,701		$24,641	$27,923	$33,200	$41,687	$42,228
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.84	%(D)	0.82%	0.80%	0.79%	0.92%	0.92%
Net investment income(C)	1.56	%(D)	1.83%	1.30%	1.41%	1.29%	1.74%
Portfolio turnover rate	11	%(B)	98%	9%	11%	9%	9%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

29

Notes to Financial Statements

June 30, 2017 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 7, 1994. The Trust consists of the following six funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is diversified with the exception of the Focused Fund and the Large Cap Core Equity Fund which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2017, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and the majority of the outstanding shares of the Trust were collectively owned by affiliates of Western & Southern and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

30

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At June 30, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds.

During the six months ended June 30, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

31

Notes to Financial Statements (Unaudited) (Continued)

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2017, the Active Bond Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $6,775 held as collateral for futures contracts.

Swap Contracts — The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

32

Notes to Financial Statements (Unaudited) (Continued)

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted, and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of June 30, 2017, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

33

Notes to Financial Statements (Unaudited) (Continued)

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Active Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Active Bond Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

34

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2017, the Active Bond Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures Contracts	$8,603	$8,823
Total gross amount of assets and liabilities subject to MNA	$8,603	$8,823

The following table presents the Active Bond Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2017:

Gross
		Amount of	Gross Amount Available	Non-Cash	Cash
		Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Derivative Type	Assets	Assets and Liabilities	Received	Received	Amount(A)
Wells Fargo	Futures Contracts	$8,603	$(8,603)	$—	$—	$—

Gross
		Amount of	Gross Amount Available	Non-Cash	Cash
		Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Derivative Type	Liabilities	Assets and Liabilities	Pledged	Pledged	Amount(A)
Wells Fargo	Futures Contracts	$8,823	$(8,603)	$—	$—	$220

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Active Bond Fund’s derivative financial instruments by primary risk exposure as of June 30, 2017:

Fair Value of Derivative Investments
As of June 30, 2017
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$8,603	$8,823

*	Statements of Assets and Liabilities Location: Payable for variation margin for futures contracts. Only current day’s variation margin is reported within the payables/receivable of the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) of futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

The following table sets forth the effect of the Active Bond Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended June 30, 2017:

The Effect of Derivative Investments on the Statements of Operations
for the Six Months Ended June 30, 2017
Change in
Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$(75,312)	$15,093

*	Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts.

35

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2017, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond
Fund
Interest rate contracts:
Futures	$3,293,414

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of June 30, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Active Bond Fund	Corporate Bonds	$456,075	$488,999	$32,924
Focused Fund	Common Stocks	1,024,166	1,044,651	20,485
Aggressive ETF Fund	Exchange Traded Funds	1,365,272	1,390,140	24,868
Conservative ETF Fund	Exchange Traded Funds	2,254,377	2,296,654	42,277
Moderate ETF Fund	Exchange Traded Funds	2,332,811	2,376,356	43,545

*	The remaining contractual maturity is overnight for all securities.

**	Gross amounts of recognized liabilities for securities lending are included in the Statements of Assets and Liabilities.

***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statement of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes

36

Notes to Financial Statements (Unaudited) (Continued)

the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust and Touchstone Strategic Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Regulatory Updates—In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are materially consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments for financial statements with periods ending on or after August 1, 2017.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2017:

			Large Cap
	Active Bond	Focused	Core Equity
	Fund	Fund	Fund
Purchases of investment securities	$131,707,758	$4,758,543	$3,916,551
Proceeds from sales and maturities	$131,298,920	$7,003,468	$6,005,859

37

Notes to Financial Statements (Unaudited) (Continued)

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$2,028,189	$3,443,334	$2,601,621
Proceeds from sales and maturities	$2,742,853	$2,748,352	$4,881,434

For the six months ended June 30, 2017, purchases and proceeds from sales and maturities in U.S. Government Securities were $126,558,016 and $119,282,407, respectively, for the Active Bond Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $46,470 for the six months ended June 30, 2017.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets over $300 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets over $500 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% on the next $100 million
0.55% on the next $100 million
0.50% on such assets over $300 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% on the next $50 million
Moderate ETF Fund	0.20% on such assets over $100 million

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Fort Washington Investment Advisors, Inc.*	Wilshire Associates Incorporated
Active Bond Fund	Aggressive ETF Fund
Focused Fund	Conservative ETF Fund
Moderate ETF Fund

38

Notes to Financial Statements (Unaudited) (Continued)

The London Company

Large Cap Core Equity Fund

*	Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

Fund
Active Bond Fund	0.97%
Focused Fund	1.21%
Large Cap Core Equity Fund	1.06%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Moderate ETF Fund	0.75%

These expense limitations will remain in effect for all Funds through at least April 29, 2018.

During the six months ended June 30, 2017, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses of the Funds as follows:

	Investment	Administration	Shareholder
	Advisory	Fees	Servicing
Fund	Fees Waived	Waived	Fees Waived	Total
Large Cap Core Equity Fund	$—	$12,558	$—	$12,558
Aggressive ETF Fund	—	14,312	952	15,264
Conservative ETF Fund	—	12,844	3,452	16,296
Moderate ETF Fund	—	10,348	—	10,348

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of June 30, 2017, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,	December 31,
Fund	2017	2018	2019	2020	Total
Focused Fund	$8,960	$31,787	$—	$—	$40,747
Large Cap Core Equity Fund	44,995	29,291	30,423	12,558	117,267
Aggressive ETF Fund	29,635	26,742	28,846	14,312	99,535
Conservative ETF Fund	33,583	27,107	30,025	12,844	103,559
Moderate ETF Fund	15,299	16,482	16,916	10,348	59,045

For the six months ended June 30, 2017, the Advisor may recoup fees and expenses, subject to Board approval, from the Focused Fund of $17,787.

39

Notes to Financial Statements (Unaudited) (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended June 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

40

Notes to Financial Statements (Unaudited) (Continued)

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2016 and 2015 are as follows:

	Active Bond		Focused		Large Cap
	Fund		Fund		Core Equity Fund
	2016	2015	2016	2015	2016	2015
From ordinary income	$1,153,828	$1,124,745	$430,606	$1,287,736	$266,434	$493,822
From long-term capital gains	—	—	10,814,833	2,507,659	3,215,261	—
Total distributions	$1,153,828	$1,124,745	$11,245,439	$3,795,395	$3,481,695	$493,822

	Aggressive		Conservative		Moderate
	ETF Fund		ETF Fund		ETF Fund
	2016	2015	2016	2015	2016	2015
From ordinary income	$291,966	$361,574	$264,086	$348,119	$412,823	$537,287
From long-term capital gains	—	—	188,777	974,869	1,606,591	3,365,183
Total distributions	$291,966	$361,574	$452,863	$1,322,988	$2,019,414	$3,902,470

The following information is computed on a tax basis for each item as of December 31, 2016:

			Large Cap
		Focused	Core Equity
	Active Bond Fund	Fund	Fund
Tax cost of portfolio investments	$54,556,056	$55,878,354	$30,803,587
Gross unrealized appreciation	954,508	7,562,999	2,445,823
Gross unrealized depreciation	(640,234)	(1,101,220)	(732,452)
Net unrealized appreciation (depreciation)	314,274	6,461,779	1,713,371
Net unrealized appreciation (depreciation) on foreign currency transactions	2	(1,585)	—
Accumulated capital losses	(1,824,334)	(351,017)	—
Undistributed ordinary income	1,484,354	346,722	215,106
Undistributed long-term capital gains	—	—	490,418
Accumulated earnings (deficit)	$(25,704)	$6,455,899	$2,418,895

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$18,760,573	$17,056,400	$24,028,964
Gross unrealized appreciation	911,702	595,761	896,390
Gross unrealized depreciation	(122,364)	(125,837)	(210,979)
Net unrealized appreciation (depreciation)	789,338	469,924	685,411
Undistributed ordinary income	357,785	494,239	612,746
Undistributed long-term capital gains	—	1,629,960	3,579,419
Accumulated earnings (deficit)	$1,147,123	$2,594,123	$4,877,576

41

Notes to Financial Statements (Unaudited) (Continued)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of December 31, 2016, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
	Short Term	Long Term	Total
Active Bond Fund	$441,613	$1,382,721	$1,824,334
Focused Fund	351,017	—	351,017

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of June 30, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$57,702,317	$1,056,332	$(443,514)	$612,818
Focused Fund	53,287,498	10,240,716	(1,504,983)	8,735,733
Large Cap Core Equity Fund	29,127,871	4,282,916	(601,737)	3,681,179
Aggressive ETF Fund	19,549,456	1,948,691	(39,894)	1,908,797
Conservative ETF Fund	20,080,392	1,087,794	(31,422)	1,056,372
Moderate ETF Fund	24,443,464	1,752,958	(67,405)	1,685,553

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

42

Notes to Financial Statements (Unaudited) (Continued)

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on April 18, 2017, the Board approved an Agreement and Plan of Reorganization for the Touchstone Balanced Fund, Touchstone Bond Fund, Touchstone Common Stock Fund and Touchstone Small Company Fund (the “Touchstone Funds”) to acquire the assets of the Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund and Sentinel Variable Products Small Company Fund (the “Sentinel Funds”), respectively. The Sentinel Funds will reorganize into each respective Touchstone Fund, each of which is a new series of Trust (collectively the “Reorganization”).The Reorganization is subject to Sentinel shareholder approval. The Reorganization is expected to occur on or about October 13, 2017.

There were no other subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

43

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the Commission) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2017	2017	2017	2017*
Touchstone Active Bond Fund
Actual	0.89%	$1,000.00	$1,023.78	$4.47
Hypothetical	0.89%	$1,000.00	$1,020.38	$4.46

Touchstone Focused Fund
Actual	1.21%	$1,000.00	$1,056.28	$6.17
Hypothetical	1.21%	$1,000.00	$1,018.79	$6.06

Touchstone Large Cap Core Equity Fund
Actual	1.06%	$1,000.00	$1,077.26	$5.46
Hypothetical	1.06%	$1,000.00	$1,019.54	$5.31

Touchstone Aggressive ETF Fund**
Actual	0.75%	$1,000.00	$1,080.13	$3.87
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

Touchstone Conservative ETF Fund**
Actual	0.75%	$1,000.00	$1,050.91	$3.81
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

Touchstone Moderate ETF Fund**
Actual	0.75%	$1,000.00	$1,064.89	$3.84
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

** The annualized expense ratio for the Fund does not include fees and expenses of the underlying funds in which the Fund invests.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

47

TSF-1006-TVST-SAR-1706

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Touchstone Variable Series Trust

By (Signature and Title)*                 /s/Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/18/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 8/18/17

By (Signature and Title)*                  /s/Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 8/18/17

* Print the name and title of each signing officer under his or her signature